Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Basic and Diluted Earnings per Share
The following table sets forth the computation of basic and diluted earnings per share of common stock (shares in thousands):

	Year Ended December 31,
	2012	2011	2010
Basic Earnings per Share:
Net income attributable to Xerox	$1,195	$1,295	$606
Accrued dividends on preferred stock	(24)	(24)	(21)
Adjusted Net Income Available to Common Shareholders	$1,171	$1,271	$585
Weighted-average common shares outstanding	1,302,053	1,388,096	1,323,431
Basic Earnings per Share	$0.90	$0.92	$0.44

Diluted Earnings per Share:
Net income attributable to Xerox	$1,195	$1,295	$606
Accrued dividends on preferred stock	(24)	—	(21)
Interest on convertible securities, net	1	1	—
Adjusted Net Income Available to Common Shareholders	$1,172	$1,296	$585

Weighted-average common shares outstanding	1,302,053	1,388,096	1,323,431
Common shares issuable with respect to:
Stock options	4,335	9,727	13,497
Restricted stock and performance shares	20,804	16,993	13,800
Convertible preferred stock	—	26,966	—
Convertible securities	1,992	1,992	—
Adjusted Weighted Average Common Shares Outstanding	1,329,184	1,443,774	1,350,728
Diluted Earnings per Share	$0.88	$0.90	$0.43

The following securities were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive:
Stock options	29,397	40,343	57,541
Restricted stock and performance shares	23,430	26,018	25,983
Convertible preferred stock	26,966	—	26,966
Convertible securities	—	—	1,992
	79,793	66,361	112,482

Dividends per common share	$0.17	$0.17	$0.17